Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of revenue

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Upfront payments	€30,348	€22,360	€8,635
Janssen	29,818	20,056	—
AbbVie	497	761	8,455
Agomab	—	1,499	—
Other	33	44	180
Milestone payments	3,021	28,085	11,440
Janssen	2,333	1,569	—
AbbVie	671	26,494	10,510
Other	17	22	930
Research and development service fees	3,056	19,338	1,407
Janssen	2,807	18,968	—
Other	249	370	1,407
Total revenue	€36,425	€69,783	€21,482

Summarizes of changes in deferred revenue current and deferred revenue non current

(in thousands of €)	Janssen	AbbVie	Other	Total
On January 1, 2018	€—	€12,376	€344	€12,720

Received
Milestone	—	8,633	883	9,516
Revenue recognition
Upfront	—	(8,455)	(180)	(8,635)
Milestone	—	(10,510)	(930)	(11,440)

On December 31, 2018	—	2,045	116	2,161

Received
Upfront	288,060			288,060
Milestone	22,535	26,560		49,095
Revenue recognition
Upfront	(20,056)	(761)	(44)	(20,861)
Milestone	(1,569)	(26,494)	(22)	(28,085)

On December 31, 2019	288,971	1,350	50	290,371

Received
Milestone	—	—	—	—
Revenue recognition
Upfront	(29,818)	(497)	(33)	(30,348)
Milestone	(2,333)	(671)	(17)	(3,021)

On December 31, 2020	€256,819	€182	€(0)	€257,001